General Information - Summary of Information about Consolidated Financial Statements and Company Principal Subsidiaries (Detail)	6 Months Ended
Jun. 30, 2026
Apollomics Inc [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Apollomics, Inc.
Country of incorporation	California, United States
Date of incorporation	Jan. 14, 2016
Principal activities	Research and development of drugs
Apollomics Australia Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Apollomics (Australia) Pty. Ltd.
Country of incorporation	Melbourne, Australia
Date of incorporation	Nov. 04, 2016
Principal activities	Research and development of drugs
Apollomics Hong Kong Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Apollomics (Hong Kong) Limited
Country of incorporation	Hong Kong, China
Date of incorporation	Jun. 24, 2019
Principal activities	Management and administrative services
Apollomics Inc Taiwan Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Apollomics Inc. (Taiwan) Limited
Country of incorporation	Taipei, Taiwan
Date of incorporation	Feb. 13, 2026
Principal activities	Management and administrative services
Zhejiang Crownmab Biotech Co Ltd [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Zhejiang Crownmab Biotech Co., Ltd.
Country of incorporation	Hangzhou, China
Date of incorporation	May 29, 2018
Principal activities	Research and development of drugs
Zhejiang Crown Bochuang Biopharma Co Ltd [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Zhejiang Crown Bochuang Biopharma Co., Ltd.
Country of incorporation	Hangzhou, China
Date of incorporation	May 29, 2020
Principal activities	Research and development of drugs
Project Max SPAC Merger Sub Inc [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Project Max SPAC Merger Sub, Inc.
Country of incorporation	Delaware, United States
Date of incorporation	Aug. 19, 2022
Principal activities	Investment holding